The Wilmington Large Cap Growth Portfolio
                 The Wilmington Large Cap Core Portfolio
                 The Wilmington Small Cap Core Portfolio
            The Wilmington International Multi-Manager Portfolio
                 The Wilmington Large Cap Value Portfolio
                  The Wilmington Mid Cap Value Portfolio
                 The Wilmington Small Cap Value Portfolio

                           of WT Mutual Fund

                          Institutional Shares


  SUPPLEMENT DATED MAY 9, 2001 TO PROSPECTUS DATED NOVEMBER 1, 2000

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED APRIL 9, 2001.

The information in this Supplement updates the corresponding information in the Institutional Shares Prospectus of the Wilmington Funds - Equity Portfolios of WT Mutual Fund dated November 1, 2000 (the "Prospectus").

APPOINTMENT OF RODNEY SQUARE MANAGEMENT CORPORATION ("RSMC") AS
INVESTMENT ADVISER TO THE LARGE CAP CORE, SMALL CAP CORE AND
INTERNATIONAL MULTI-MANAGER SERIES

In connection with the reorganization of the Equity Division of Wilmington Trust Company ("WTC"), those personnel currently providing investment advisory services to the Large Cap Core Series, Small Cap Core Series and International Multi-Manager Series (collectively, the "Series"), the master series of the Wilmington Large Cap Core Portfolio, the Wilmington Small Cap Core Portfolio and the Wilmington International Multi-Manager Portfolio, respectively, will be transferred to RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, a holding company which also wholly owns WTC, for purposes of providing such services. As a result, all advisory services provided to registered investment companies will be performed by RSMC. In connection with these changes, on May 9, 2001, the Board of Trustees of WT Investment Trust I approved (i) the termination of the Investment Advisory Agreement with WTC and (ii) the subsequent appointment of RSMC to serve as the new Investment Adviser to the Series. There has been no change in the sub-advisors currently managing the International Multi-Manager Series as a result of this reorganization.

As a result of this change, the Prospectus is hereby amended by deleting all references to "WTC" and replacing it with "RSMC" under the section of the Prospectus titled "Investment Adviser" on page
29. The first paragraph under the same section is hereby deleted in its entirety and replaced with the following information regarding
RSMC:

   "Rodney Square Management Corporation is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation. RSMC also provides asset management services to collective investment funds maintained by Wilmington Trust Company and its subsidiaries. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations."

The individuals listed under the heading of "Portfolio Managers" on page 30 of the Prospectus as being employed by WTC will hold similar positions with RSMC and shall continue to manage their respective portfolios.

The reference to Wilmington Trust Company in the box titled
"Investment Advisers" under the heading "Service Providers" on page 33 of the Prospectus is hereby deleted and replaced with "Rodney
Square Management Corporation".

TERMINATION OF EXPENSE WAIVER AND REIMBURSEMENT AGREEMENT WITH RESPECT TO THE INSTITUTIONAL SHARES OF THE WILMINGTON LARGE CAP GROWTH, SMALL CAP CORE, INTERNATIONAL MULTI-MANAGER, LARGE CAP VALUE, MID CAP VALUE AND SMALL CAP VALUE PORTFOLIOS

During its March 2001 meeting, the Board of Trustees of WT Mutual Fund elected to terminate the expense waiver and reimbursement agreement (the "Expense Cap Agreement") for certain funds. The Expense Cap Agreement provided that the funds' investment adviser would waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceeded a certain amount. The Expense Cap Agreement was initially instituted by the Board in connection with the funds' reorganization into a master/feeder structure of operation.
The Board had approved the voluntary fee caps to ensure that the funds' shareholders would not bear any additional expenses related to operational costs associated with this new structure. After determining that the stated objectives of the funds' reorganization have been met and that current expenses are related to the funds' normal operations, the Board elected to terminate the Expense Cap Agreement with respect to the Institutional Shares of the Wilmington Large Cap Growth Portfolio, Wilmington Small Cap Core Portfolio, Wilmington International Multi-Manager Portfolio, Wilmington Large Cap Value Portfolio, Wilmington Mid Cap Value Portfolio and Wilmington Small Cap Value Portfolio, effective as of April 1, 2001.

With respect to the Wilmington Large Cap Core Portfolio, the fund's investment adviser, at this time, will continue to reimburse or waive certain expenses to the extent that total annual operating expenses exceed 0.80%. This undertaking is being made pursuant to a separate agreement of the fund's adviser to limit the fund's total annual operating expenses.

Accordingly, the table under the heading "Annual Fund Operating
Expenses" on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following table:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
PORTFOLIO ASSETS)(1):

LARGE CAP GROWTH PORTFOLIO
Management fees                   0.55%
Distribution (12b-1) fees         None
Other expenses                    0.22%
Total annual operating expenses   0.77%
Waivers/reimbursements            N/A
Net Expenses                      N/A

LARGE CAP CORE PORTFOLIO
Management fees                   0.70%
Distribution (12b-1) fees         None
Other expenses                    0.24%
Total annual operating expenses   0.94%(2)
Waivers/reimbursements            0.14%
Net Expenses                      0.80%

SMALL CAP CORE PORTFOLIO
Management fees                   0.60%
Distribution (12b-1) fees         None
Other expenses                    0.31%
Total annual operating expenses   0.91%
Waivers/reimbursements            N/A
Net Expenses                      N/A

INTERNATIONAL MULTI-MANAGER PORTFOLIO
Management fees                   0.65%
Distribution (12b-1) fees         None
Other expenses                    0.56%
Total annual operating expenses   1.21%
Waivers/reimbursements            N/A
Net Expenses                      N/A

LARGE CAP VALUE PORTFOLIO
Management fees                   0.55%
Distribution (12b-1) fees         None
Other expenses                    0.42%
Total annual operating expenses   0.97%
Waivers/reimbursements            N/A
Net Expenses                      N/A

MID CAP VALUE PORTFOLIO
Management fees                   0.75%
Distribution (12b-1) fees         None
Other expenses                    1.45%
Total annual operating expenses   2.20%
Waivers/reimbursements            N/A
Net Expenses                      N/A

SMALL CAP VALUE PORTFOLIO
Management fees                   0.75%
Distribution (12b-1) fees         None
Other expenses                    0.34%
Total annual operating expenses   1.09%
Waivers/reimbursements            N/A
Net Expenses                      N/A

(1) This table and the Example below (page 14) each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.

(2) The investment adviser has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.80% for the Large Cap Core Portfolio. This waiver will remain in place until the Board of Trustees approves its termination.